Cutwater High Yield Fund
FUND SUMMARIES CUTWATER HIGH YIELD FUND
Investment Objective
The Cutwater High Yield Fund (the “High Yield Fund”) seeks high total return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 22 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Cutwater High Yield Fund		Class A, Cutwater High Yield Fund		Class C, Cutwater High Yield Fund		Institutional Class, Cutwater High Yield Fund
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		4.00%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)		1.00%	[1]	1.00%	[1]	none
Redemption Fee (as a percentage of amount redeemed)	[2]	1.00%		1.00%		1.00%
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 12 months after purchase.
[2]	Within 60 days of purchase

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Cutwater High Yield Fund		Class A, Cutwater High Yield Fund	Class C, Cutwater High Yield Fund	Institutional Class, Cutwater High Yield Fund
Management Fees		0.80%	0.80%	0.80%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		1.31%	2.06%	1.06%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for Class A shares and Class C shares and $100,000 (investment minimum) for Institutional Class shares in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Cutwater High Yield Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years
Class A, Cutwater High Yield Fund	Class A	528	799
Class C, Cutwater High Yield Fund	Class C	209	646
Institutional Class, Cutwater High Yield Fund	Institutional Class	1,081	3,372

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Summary of Principal Investment Strategies

The High Yield Fund normally invests at least 80% of its total assets in a diversified portfolio of high yield (below investment-grade) fixed income securities. “High yield” or “below-investment grade” securities are securities rated lower than “Baa3” by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB-” by Standard & Poor’s Financial Services LLC (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or, if unrated, determined by Cutwater Investor Services Corp. d/b/a Cutwater Asset Management (“Cutwater” or the “Adviser”) to be of comparable quality. The portfolio is expected to have an average duration of between 2 and 6 years. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates. For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by 1%. The Adviser will target a duration which it believes will offer the opportunity for above-average returns while limiting exposure to interest rate risk.

The Fund may invest in derivative instruments, including but not limited to (i) investing in derivative instruments whose value relies on the underlying value of an asset, interest rate or index consistent with the Fund’s investment objective and strategy, or (ii) investing in one or more derivative instruments to synthetically create a security that has economic characteristics consistent with the Fund’s investment objective and strategy. Up to 20% of the Fund’s assets may be invested in derivative instruments.

In constructing the portfolio, the Adviser relies primarily on proprietary, internally-generated credit research. This credit research will focus on both industry/sector analysis as well as detailed individual security selection. The Adviser will look for opportunities based on the relative value of securities. The Adviser analyzes individual issuer credit risk based on factors such as management depth and experience, competitive advantage, market and product position and overall financial strength. External, third-party credit research and related credit tools will supplement the Adviser’s internal research.

The Adviser purchases securities based on their yield, potential capital appreciation or both. The Adviser may sell securities in anticipation of market declines or credit downgrades. In addition, the Adviser may sell securities to make cash available for new investment opportunities.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

• Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

• Derivatives Risk: Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

• High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield bonds involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

• Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates.

• Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

• Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

• Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

• U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Investment in the High Yield Fund may be suitable for investors who seek a high level of current income and who are willing to take on the substantially increased risks of below-investment grade securities in exchange for potentially higher return.

Performance Information
The Fund’s performance is only shown when the Fund has had a full calendar year of operations.
Cutwater Multi-Sector Inflation Protection Fund
CUTWATER MULTI-SECTOR INFLATION PROTECTION FUND
Investment Objective
The Cutwater Multi-Sector Inflation Protection Fund (the “Multi-Sector Fund”) seeks long-term preservation of capital and protection of capital against declines in real purchasing power.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 22 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Cutwater Multi-Sector Inflation Protection Fund		Class A, Cutwater Multi-Sector Inflation Protection Fund		Class C, Cutwater Multi-Sector Inflation Protection Fund		Institutional Class, Cutwater Multi-Sector Inflation Protection Fund
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		4.00%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)		1.00%	[1]	1.00%	[1]	none
Redemption Fee (as a percentage of amount redeemed)	[2]	1.00%		1.00%		1.00%
[1]	A CDSC of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 12 months after purchase.
[2]	Within 60 days of purchase

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Cutwater Multi-Sector Inflation Protection Fund		Class A, Cutwater Multi-Sector Inflation Protection Fund	Class C, Cutwater Multi-Sector Inflation Protection Fund	Institutional Class, Cutwater Multi-Sector Inflation Protection Fund
Management Fees		0.50%	0.50%	0.50%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		1.01%	1.76%	0.76%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for Class A shares and Class C shares and $100,000 (investment minimum) for Institutional Class shares in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Cutwater Multi-Sector Inflation Protection Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years
Class A, Cutwater Multi-Sector Inflation Protection Fund	Class A	499	709
Class C, Cutwater Multi-Sector Inflation Protection Fund	Class C	179	554
Institutional Class, Cutwater Multi-Sector Inflation Protection Fund	Institutional Class	766	2,428

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Summary of Principal Investment Strategies

The Multi-Sector Fund normally invests at least 80% of its assets in the following: (i) inflation protected fixed income securities and other fixed income securities; (ii) real estate-related securities; and (iii) commodity/natural resource-related securities. To gain exposure to the real estate and commodities markets the Fund will invest in derivative securities (backed by short-term investment grade securities) including structured notes, index-linked instruments, real estate-linked instruments, commodity-linked instruments, swap agreements, options, futures and options on futures. It is anticipated that approximately 75% of the Fund’s assets will be invested in derivative instruments. The Fund may also invest in common and preferred stocks and convertible securities of issuers in commodity-related industries and real-estate related industries and other financial instruments and securities including interests in baskets of equity securities, real estate investment trusts (“REITs”), exchange-traded funds (“ETFs”) and other investment companies.

None of the identified inflation-sensitive sectors provide a complete hedge against inflation; however, the Adviser believes that allocating a portfolio among fixed income, real estate-related and commodity/natural resource-related securities will provide greater protection against inflation than investing in only one of these sectors. The Adviser will monitor and review the Fund’s allocations among the inflation-sensitive sectors and may rebalance the Fund’s allocations, as it deems appropriate.

The average portfolio duration of the Fund’s fixed income investments will vary based on the Adviser’s assessment of current and future interest rate trends and, under normal market conditions, is not expected to exceed 7 years. The Adviser will target a duration which it believes will offer the opportunity for above-average returns while limiting exposure to interest rate risk. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates. For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by 1%. The Adviser will target a duration which it believes will offer the opportunity for above-average returns while limiting exposure to interest rate risk.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.

• Commodity Risk: The Fund’s investments in commodity / natural resource-related securities and commodity-linked derivative instruments, may subject that Fund to greater volatility than investments in traditional securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

• Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

• Deflation Risk: Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could underperform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.

• Derivatives Risk: Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

• High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield bonds involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

• Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates.

• Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

• Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

• Non-Diversification Risk: The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. An investment in the Fund could fluctuate in value more than an investment in a diversified fund.

• Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

• Real Estate Industry Risk: The Fund will invest in the real estate industry. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company’s shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to a real estate company’s leveraging may affect its ability to operate effectively. Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the Investment Company Act of 1940, as amended (“1940 Act”).

• U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Investment in the Multi-Sector Fund may be suitable for investors who seek long-term preservation of purchasing power and are willing to tolerate some short-term volatility.

Performance Information
The Fund’s performance is only shown when the Fund has had a full calendar year of operations.
Cutwater Municipal Bond Inflation Protection Fund
CUTWATER MUNICIPAL BOND INFLATION PROTECTION FUND
Investment Objective
The Cutwater Municipal Bond Inflation Protection Fund (the “Municipal Fund”) seeks high after-tax inflation protected return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 22 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Cutwater Municipal Bond Inflation Protection Fund		Class A, Cutwater Municipal Bond Inflation Protection Fund		Class C, Cutwater Municipal Bond Inflation Protection Fund		Institutional Class, Cutwater Municipal Bond Inflation Protection Fund
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		4.00%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)		1.00%	[1]	1.00%	[1]	none
Redemption Fee (as a percentage of amount redeemed)	[2]	1.00%		1.00%		1.00%
[1]	A CDSC of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 12 months after purchase.
[2]	Within 60 days of purchase

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Cutwater Municipal Bond Inflation Protection Fund		Class A, Cutwater Municipal Bond Inflation Protection Fund	Class C, Cutwater Municipal Bond Inflation Protection Fund	Institutional Class, Cutwater Municipal Bond Inflation Protection Fund
Management Fees		0.50%	0.50%	0.50%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		1.01%	1.76%	0.76%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for Class A shares and Class C shares and $100,000 (investment minimum) for Institutional Class shares in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Cutwater Municipal Bond Inflation Protection Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years
Class A, Cutwater Municipal Bond Inflation Protection Fund	Class A	499	709
Class C, Cutwater Municipal Bond Inflation Protection Fund	Class C	179	554
Institutional Class, Cutwater Municipal Bond Inflation Protection Fund	Institutional Class	776	2,428

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Summary of Principal Investment Strategies

The Municipal Fund will invest at least 80% of its total assets in a diversified portfolio of municipal securities, the interest on which may be exempt from federal income tax. The Adviser utilizes its Municipal Bond Inflation Protection strategy to build a portfolio of “municipal inflation protected securities” or “MIPS.” Because there are very few issuers of municipal inflation-linked securities (commonly referred to as “muni-CPI bonds”), the Adviser will attempt to synthetically create a portfolio of securities that has the economic characteristics of a portfolio of municipal inflation-linked securities by investing in investment grade municipal securities and simultaneously entering into swap agreements (or other derivative instruments) linked to a commonly used indicator of inflation (such as a consumer price index). The MIPS strategy is designed to provide tax efficient “Real Return” and a hedge against inflation. “Real Return” means total return less the estimated cost of inflation.

The Fund will primarily invest in investment-grade municipal securities (rated “Baa3” by Moody’s, “BBB-” or higher by S&P or Fitch or determined by the Adviser to be of comparable quality). The Fund may invest up to 25% of its total assets in municipal obligations, the interest on which may be an item of tax preference for purposes of the alternative minimum tax (“AMT”). The Fund may invest up to 20% of its total assets in high yield fixed income securities rated below investment grade, provided that the Fund will not purchase securities rated below “B3” by Moody’s or “B-” by S&P or Fitch. In addition, the Fund may invest in inflation-linked securities, such as Treasury Inflation Protected Securities (“TIPS”). The portfolio is expected to have an average duration of between 4 and 10 years. The Adviser will target a duration which it believes will offer the opportunity for above average returns while limiting exposure to interest rate risk.

The Fund also invests in inflation-linked derivative securities including structured notes, swap agreements, options, futures and options on futures. It is anticipated that approximately 20% of the Fund’s assets will be invested in derivative instruments.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.

• Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

• Deflation Risk: Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could underperform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.

• Derivatives Risk: Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

• High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield bonds involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

• Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates.

• Management Risk: As with any managed fund, the Fund’s investment adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

• Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

• Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Municipal Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, which may adversely affect the Municipal Fund’s ability to sell its bonds at attractive prices or at prices approximating those at which the Fund currently values them. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. The value of municipal bonds may also be affected by changes in the tax laws including the modification of the rules relating to the exemption from gross income on municipal securities and changes in tax rates generally, which could affect the value of the tax exemption even if the exemption is not itself modified.

• Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

• U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Investment in the Municipal Fund may be suitable for investors who seek tax sensitive income and an attractive inflation-protected after-tax return.

Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Municipal Fund for the last calendar year that the Fund was operational and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Barclays Capital Municipal Bond Index (“Barclays Muni Bond Index”) and the Barclays Capital Global Inflation-Linked U.S. TIPS Index (Series-L) (“Barclays Global Index”), both broad measures of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. The Fund commenced operations on November 1, 2007 and subsequently ceased investment operations on April 29, 2009 due to redemption of all shareholders. The Fund currently has no assets and no shareholders, and, therefore, no performance information is presented for periods after March 31, 2009.
Annual Total Return For Calendar Year Since Inception

Calendar Year-to-Date Total Return as of March 31, 2009: 7.55%
Best Quarter	Worst Quarter
1.98%	-5.45%
(June 30, 2008)	(September 30, 2008)

Cutwater Municipal Bond Inflation Protection Fund – Institutional Class Shares Average Annual Total Returns as of December 31, 2008	[1]
Average Annual Total Returns Cutwater Municipal Bond Inflation Protection Fund Institutional Class, Cutwater Municipal Bond Inflation Protection Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		Since Inception		Inception Date
Return Before Taxes	Return Before Taxes		(8.28%)		(6.49%)		Nov. 01, 2007
Return After Taxes on Distributions	Return After Taxes on Distributions		(9.37%)	[1]	(7.58%)	[1]	Nov. 01, 2007
Return After Taxes on Distributions and Sale of Shares	Return After Taxes on Distributions and Sale of Shares		(5.34%)	[1]	(6.08%)	[1]	Nov. 01, 2007
Barclays Muni Bond Index	Barclays Muni Bond Index	(reflects no deductions for fees, expenses or taxes)	(2.47%)	[2]	(1.74%)	[2]	Nov. 01, 2007
Barclays Global Index	Barclays Global Index	(reflects no deductions for fees, expenses or taxes)	(7.69%)	[3]	0.57%	[3]	Nov. 01, 2007
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares; after-tax returns for Class A shares and Class C shares will vary. The "Institutional Class Shares Return After Taxes on Distributions and Sale of Shares" is higher than the "Institutional Class Shares Return Before Taxes" and/or the "Institutional Class Shares Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.
[2]	The Barclays Muni Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be rated investment grade (Baa3/BBB- or higher), with an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990 and must be at least one year from their maturity date
[3]	The Barclays Global Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better) with at least one year to final maturity and at least $250 million par amount outstanding.

[1]	The Fund liquidated on April 29, 2009.